SHORT-TERM AND LONG-TERM DEBT - Short-term Debt Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 20, 2018
Revolving Credit Facility
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 17,000,000
Commercial Paper | AB Commercial Paper
Short-term Debt [Line Items]
Short-term debt including accrued interest	0	$ 0
Average outstanding balance	$ 190,000,000	$ 157,000,000
Weighted average interest rate over period	1.50%	0.20%
Line of Credit | AB Revolving Credit Facility | Revolving Credit Facility
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 200,000,000
Average outstanding amount		$ 13,000,000
Interest rate		1.10%
Senior Notes | Senior Notes (3.9%, due 2023)
Short-term Debt [Line Items]
Short-term debt including accrued interest			$ 800,000,000
Debt instrument, stated percentage		3.90%
Repayments of short-term debt		$ 280,000,000
Senior Notes | Senior Notes (4.35%, due 2028)
Short-term Debt [Line Items]
Debt instrument, stated percentage			4.35%
Debt instrument, face amount			$ 1,500,000,000
Senior Notes | Senior Notes (5.00%, due 2048)
Short-term Debt [Line Items]
Debt instrument, stated percentage			5.00%
Debt instrument, face amount			$ 1,500,000,000